UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6742

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110


                       Date of fiscal year end: August 31

         Date of reporting period: September 1, 2005 - November 30, 2005

Item 1.  Schedule of Investments.


MONARCH FUNDS
--------------------------------------------------------------------------------
Schedule of Investments - Daily Assets Government Fund
--------------------------------------------------------------------------------

November 30, 2005


FACE AMOUNT                               SECURITY DESCRIPTION                                 RATE   MATURITY   VALUE

            U.S. GOVERNMENT SECURITIES - 34.3%
            FEDERAL HOME LOAN BANK - DISCOUNT NOTES # - 20.0%
$50,000,000 FHLB                                                                                3.88%  12/1/05 $50,000,000
                                                                                                               -----------

            SMALL BUSINESS ADMINISTRATION +/- - 14.3%
     26,097 Pool #500536                                                                         5.75  5/25/13    26,479
    182,515 Pool #501077                                                                         5.50 11/25/14   182,515
    107,378 Pool #501308                                                                         5.25 10/25/15   107,378
    615,354 Pool #501543                                                                         5.13  7/25/16   615,354
    131,232 Pool #501690                                                                         4.88 12/25/16   131,232
    244,002 Pool #501733                                                                         4.75  2/25/17   245,616
    324,397 Pool #501898                                                                         5.25  7/25/17   324,397
    367,544 Pool #501989                                                                         4.88 10/25/12   370,026
  1,188,387 Pool #502150                                                                         4.75  2/25/18 1,194,784
     56,063 Pool #502161                                                                         5.00  2/25/18    56,063
    558,489 Pool #502208                                                                         4.75  2/25/18   560,246
     50,035 Pool #502306                                                                         5.00  2/25/18    50,035
     41,757 Pool #502613                                                                         5.00  4/25/19    41,757
     48,169 Pool #502914                                                                         4.75  3/25/15    48,449
    278,845 Pool #503058                                                                         4.63  7/25/15   278,845
    214,457 Pool #503082                                                                         4.63  9/25/20   214,457
    193,341 Pool #503120                                                                         4.63 10/25/20   193,341
    626,874 Pool #503121                                                                         4.63  9/25/15   628,691
  2,323,768 Pool #503152                                                                         4.38 11/25/20 2,323,768
    335,710 Pool #503232                                                                         4.38 12/25/15   335,710
    259,711 Pool #503278                                                                         4.38  2/25/21   259,725
    386,360 Pool #503429                                                                         4.50  6/25/16   386,855
    273,856 Pool #503431                                                                         4.75  7/25/21   273,926
  1,201,966 Pool #503461                                                                         4.50  9/25/21 1,202,545
    244,926 Pool #503472                                                                         4.75  8/25/21   244,926
  1,114,037 Pool #503553                                                                         4.38 11/25/21 1,114,810
  1,292,785 Pool #503614                                                                         4.63  1/25/22 1,292,785
    479,348 Pool #503671                                                                         4.63  3/25/22   479,348
    732,866 Pool #503754                                                                         4.63  5/25/22   733,453
     57,977 Pool #503780                                                                         4.38  3/25/22    58,021
    748,690 Pool #503882                                                                         4.25  9/25/22   748,169
    226,456 Pool #503892                                                                         4.63  7/25/22   226,671
  1,418,143 Pool #503909                                                                         4.25 10/25/22 1,417,706
    433,547 Pool #504015                                                                         4.25  1/25/23   433,490
    734,894 Pool #504062                                                                         4.25  2/25/23   734,894
    772,083 Pool #504074                                                                         4.50  2/25/23   772,083
    390,560 Pool #504203                                                                         4.38  7/25/13   391,009
    239,193 Pool #504269                                                                         4.63  5/25/15   239,487
    198,364 Pool #504345                                                                         4.38  5/25/18   198,364
  7,574,463 Pool #504366                                                                         4.13  2/25/24 7,558,028
  4,025,553 Pool #504719                                                                         4.63  7/25/24 4,025,553
  1,242,025 Pool #504727                                                                         4.63  9/25/24 1,242,025
  1,507,289 Pool #504765                                                                         4.38 10/25/09 1,505,397
  1,665,004 Pool #504769                                                                         4.38 10/25/24 1,665,004
    119,510 Pool #505204                                                                         4.50  9/25/25   119,486
    335,213 Pool #505205                                                                         4.56  9/25/07   335,193
                                                                                                                 -------


            Total Small Business Administration                                                                35,588,096
                                                                                                               ----------

            Total U.S. Government Securities                                                                   85,588,096
                                                                                                               ----------

            REPURCHASE AGREEMENTS - 65.9%
 64,600,000 Bank of America Securities, dated 11/30/05, to be repurchased at $64,607,178;
            collateralized by various U.S. Government Agency Obligations                         4.00  12/1/05 64,600,000
 50,000,000 Bear Stearns & Co., Inc., dated 11/30/05, to be repurchased at $50,005,597;
            collateralized by various U.S. Government Agency Obligations                         4.03  12/1/05 50,000,000
 50,000,000 Deutsche Bank Securities, Inc., dated 11/30/05, to be repurchased at $50,005,597;
            collateralized by various U.S. Government Agency Obligations                         4.03  12/1/05 50,000,000
                                                                                                               ----------

            Total Repurchase Agreements                                                                        164,600,000
                                                                                                               -----------

            Total Investments at Amortized Cost* - 100.2%                                                    $ 250,188,096
            Other Assets and Liabilities, Net - (0.2%)                                                            (500,620)
                                                                                                                ----------
                                                                                                                ----------
            NET ASSETS - 100.0%                                                                              $ 249,687,476
                                                                                                                ==========
                                                                                                                ==========



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

# Rates shown are annualized yields at time of purchase.

+/- Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on November 30, 2005.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes.

MONARCH FUNDS
--------------------------------------------------------------------------------
Schedule of Investments - Daily Assets Cash Fund
--------------------------------------------------------------------------------

November 30, 2005


FACE AMOUNT SECURITY DESCRIPTION                                                          RATE       MATURITY      VALUE

            U.S. GOVERNMENT SECURITIES - 12.1%
            FEDERAL HOME LOAN BANK - DISCOUNT NOTES # - 12.1%
$50,000,000 FHLB                                                                          3.88%      12/01/05    $50,000,000
                                                                                                                 -----------

            Total U.S. Government Securities                                                                      50,000,000
                                                                                                                  ----------

            ASSET-BACKED SECURITY - 2.7%
 11,390,802 Grand Central CDO Ltd. ^,+/-                                                  3.93       06/10/06     11,390,802
                                                                                                                  ----------

            COMMERCIAL PAPER # - 18.1%
 15,000,000 Edison Asset Securitization, LLC^                                             4.03       12/08/05     14,988,304
 15,000,000 International Lease Finance Corp.                                             4.03       12/07/05     14,989,975
 15,000,000 Master Funding, LLC^                                                          4.08       12/14/05     14,977,954
 15,000,000 UBS Finance Delaware, LLC                                                     4.02       12/01/05     15,000,000
 15,000,000 Windmill Funding Corp.^                                                       4.04       12/06/05     14,991,625
                                                                                                                  ----------

            Total Commercial Paper                                                                                74,947,858
                                                                                                                  ----------


            CORPORATE NOTES +/- - 27.1%
 12,750,000 AllState Financial Global Funding^                                            4.02       12/20/05     12,751,150
 12,838,000 Bear Stearns & Co., Inc.                                                      4.14       06/19/06     12,856,892
  5,000,000 CIT Group, Inc.                                                               4.27       04/19/06      5,002,107
 10,000,000 CIT Group, Inc.                                                               4.34       05/12/06     10,000,000
  4,000,000 Countrywide Home Loan                                                         4.24       04/12/06      4,000,647
 10,000,000 Countrywide Home Loan                                                         3.92       09/13/06     10,000,000
 15,000,000 Goldman Sachs Group, Inc.                                                     4.12       03/21/06     15,010,238
  5,250,000 Merrill Lynch & Co., Inc.                                                     4.44       04/18/06      5,255,888
  5,000,000 Merrill Lynch & Co., Inc.                                                     4.69       06/06/06      5,006,895
 10,000,000 Merrill Lynch & Co., Inc.                                                     4.09       09/18/06     10,017,865
 15,000,000 Morgan Stanley                                                                4.25       03/27/06     15,015,038
  7,205,000 Wells Fargo & Co.                                                             3.92       06/12/06      7,208,021
                                                                                                                   ---------

            Total Corporate Notes                                                                                112,124,741
                                                                                                                 -----------


            REPURCHASE AGREEMENTS - 40.1%
 40,900,000 Bank of America Securities, dated 11/30/05, to be repurchased at $40,904,544;
            collateralized by various U.S. Government Agency Obligations                 4.00        12/1/05      40,900,000
 75,000,000 Bear Stearns & Co., Inc., dated 11/30/05, to be repurchased at $75,008,396;
            collateralized by various U.S. Government Agency Obligations                 4.03        12/1/05      75,000,000
 50,000,000 Deutsche Bank Securities, Inc., dated 11/30/05, to be repurchased at $50,005,597;
            collateralized by various U.S. Government Agency Obligations                 4.03        12/1/05      50,000,000
                                                                                                                  ----------

            Total Repurchase Agreements                                                                          165,900,000
                                                                                                                 -----------


            Total Investments at Amortized Cost* - 100.1%                                                      $ 414,363,401
            Other Assets and Liabilities, Net - (0.1%)                                                             (398,076)
                                                                                                                ------------
                                                                                                                ------------
            NET ASSETS - 100.0%                                                                                $ 413,965,325
                                                                                                                ============
                                                                                                                ============




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

# Rates shown are annualized yields at time of purchase.

+/- Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on November 30, 2005.

^ Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $69,099,835 or 16.7% of net assets.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes.

 MONARCH FUNDS
--------------------------------------------------------------------------------
Schedule of Investments - Daily Assets Treasury Fund
--------------------------------------------------------------------------------

November 30, 2005


FACE AMOUNT                                    SECURITY DESCRIPTION                             RATE      MATURITY       VALUE

            U.S. TREASURY BILLS # - 40.0%
$25,000,000 U.S. Treasury Bill                                                                  3.93%      12/15/05     $24,961,889
                                                                                                                        -----------

            REPURCHASE AGREEMENTS - 59.3%
 10,950,000 Bank of America Securities, dated 11/30/05, to be repurchased at $10,951,186;
            collateralized by various U.S. Treasury Obligations                                 3.90       12/1/05       10,950,000
 13,000,000 Deutsche Bank Securities, Inc., dated 11/30/05, to be repurchased at $13,001,423;
            collateralized by various U.S. Treasury Obligations                                 3.94       12/1/05       13,000,000
 13,000,000 Merrill Lynch & Co., Inc., dated 11/30/05, to be repurchased at $13,001,412;
            collateralized by various U.S. Treasury Obligations                                 3.91       12/1/05       13,000,000
                                                                                                                         ----------

            Total Repurchase Agreements                                                                                  36,950,000
                                                                                                                         ----------

            MONEY MARKET FUND - 1.0%
    600,000 Dreyfus Treasury Cash Management Fund                                                                           600,000
                                                                                                                            -------

            Total Investments at Amortized Cost* - 100.3%                                                              $ 62,511,889
            Other Assets and Liabilities, Net - (0.3%)                                                                    (199,543)
                                                                                                                        -----------
            NET ASSETS - 100.0%                                                                                        $ 62,312,346
                                                                                                                        ===========










--------------------------------------------------------------------------------

# Rates shown are annualized yields at time of purchase.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes.

MONARCH FUNDS
--------------------------------------------------------------------------------
Schedule of Investments - Daily Assets Government Obligations Fund
--------------------------------------------------------------------------------

November 30, 2005


    FACE AMOUNT                        SECURITY DESCRIPTION                        RATE         MATURITY             VALUE

                     U.S. GOVERNMENT SECURITIES - 93.7%
                     FEDERAL HOME LOAN BANK - DISCOUNT NOTES # - 93.7%
         $17,029,000 FHLB                                                         3.95%         12/14/05         $ 17,004,772

                     Total U.S. Government Securities                                                              17,004,772
                                                                                                                   ----------

       SHARES
                     MONEY MARKET FUND - 6.6%
           1,195,000 Dreyfus Treasury Prime Cash Management Fund                                                    1,195,000
                                                                                                                    ---------

                     Total Investments at Amortized Cost* - 100.3%                                               $ 18,199,772
                     Other Assets and Liabilities, Net - (0.3%)                                                      (60,364)
                                                                                                          -------------------
                     NET ASSETS - 100.0%                                                                         $ 18,139,408
                                                                                                          ===================




--------------------------------------------------------------------------------


# Rates shown are annualized yields at time of purchase.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes.

Item 2.  Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MONARCH FUNDS

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    January 17, 2006
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    January 17, 2006
         __________________________


By:      /s/ Carl A. Bright
         __________________________
         Carl A. Bright, Principal Financial Officer

Date:    January 17, 2006
         __________________________